SUBSEQUENT EVENTS (Details Narrative) - USD ($)	Mar. 30, 2026	Sep. 15, 2025	Aug. 15, 2025	Jul. 28, 2025	Jul. 21, 2025	Jul. 15, 2025	May 07, 2025	Mar. 31, 2026	Oct. 31, 2025	Sep. 30, 2025	Jul. 23, 2025
Promissory Note and Loan Agreement [Member] | CWR Note II [Member]
Subsequent Event [Line Items]
Note aggregate amount					$ 113,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Approved expenses				$ 64,000.00
Subsequent Event [Member] | David Spiegel Agreement [Member]
Subsequent Event [Line Items]
Deferred compensation arrangements, description							The DS Agreement provides for Mr. Spiegel to receive $35,000.00 per annum, in the form of restricted shares of the Company’s common stock as compensation for serving on the Company’s Board. Mr. Spiegel was appointed to the Board on October 1, 2024, and his initial term shall end on October 16, 2025; therefore, Mr. Spiegel is entitled to fiscal compensation in the amount of $36,354.00 and shall receive a total of 104,384 shares of restricted common stock pursuant to the terms of the DS Agreement. On May 15, 2025, the Company issued 62,384 shares of fully vested stock to Mr. Spiegel. The remaining stock compensation due Mr. Spiegel shall vest in equal monthly issuances of 8,400 shares through the end of his initial term on October 16, 2025.
Subsequent Event [Member] | Gabe Del Virginia Agreement [Member]
Subsequent Event [Line Items]
Deferred compensation arrangements, description							The GDV Agreement provides for Mr. Spiegel to receive $35,000.00 per annum, in the form of restricted shares of the Company’s common stock as compensation for serving on the Company’s Board. Mr. Del Virginia was appointed to the Board on July 18, 2024, and his initial term shall end on October 16, 2025; therefore, Mr. Del Virginia is entitled to fiscal compensation in the amount of $43,750.00 and shall receive a total of 125,000 shares of restricted common stock pursuant to the terms of the GDV Agreement. On May 15, 2025, the Company issued 83,355 shares of fully vested stock to Mr. Del Virginia. The remaining stock compensation due Mr. Del Virginia shall vest in equal monthly issuances of 8,333 shares through the end of his initial term on October 16, 2025.
Subsequent Event [Member] | Director Services Agreements [Member] | Common Stock [Member] | Gabriel Del Virginia [Member]
Subsequent Event [Line Items]
Restricted common stock issued		8,333
Subsequent Event [Member] | Director Services Agreements [Member] | Common Stock [Member] | Terrence Tierney [Member]
Subsequent Event [Line Items]
Restricted common stock issued		8,652
Subsequent Event [Member] | Director Services Agreements [Member] | Common Stock [Member] | David Spiegel [Member]
Subsequent Event [Line Items]
Restricted common stock issued		8,400
Subsequent Event [Member] | Director Services Agreements [Member] | Gabriel Del Virginia [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Restricted common stock, shares			8,333			8,333
Subsequent Event [Member] | Director Services Agreements [Member] | Terrence Tierney [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Restricted common stock, shares			7,695			8,333
Subsequent Event [Member] | Director Services Agreements [Member] | David Spiegel [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Restricted common stock, shares			8,400			8,400
Subsequent Event [Member] | Promissory Note and Loan Agreement [Member] | CWR Note II [Member]
Subsequent Event [Line Items]
Maximum borrowing amount				$ 100,000	$ 150,000
Prime interest rate				12.00%	12.00%				7.00%
Note aggregate amount		$ 113,000		$ 128,499.22
Common stock shares issued and outstanding interest rate					21.00%
Preferred stock voting rights description					CWR owns ninety (90) shares of the Company’s Class A Convertible Preferred Stock (“Preferred Stock”) representing 1,012,500 voting shares pursuant to the terms of the Certificate of Designation of the Preferred Stock.
Interest rate					27.00%
Note aggregate amount				$ 128,499.22
Subsequent Event [Member] | Promissory Note and Loan Agreement [Member] | Mr Gordon [Member]
Subsequent Event [Line Items]
Interest rate					48.00%
Subsequent Event [Member] | Promissory Note and Loan Agreement [Member] | Common Stock [Member] | CWR Note II [Member]
Subsequent Event [Line Items]
Common stock shares issued and outstanding interest rate					18.00%
Interest rate					24.00%
Subsequent Event [Member] | Promissory Note and Loan Agreement [Member] | Common Stock [Member] | Mr Gordon [Member]
Subsequent Event [Line Items]
Interest rate					42.00%
Subsequent Event [Member] | Merger Agreement [Member]
Subsequent Event [Line Items]
Share price											$ 10.00
Subsequent Event [Member] | Tierney Employment Agreement [Member]
Subsequent Event [Line Items]
Salary		$ 27,750
Subsequent Event [Member] | Tierney Employment Agreement [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Number of shares bonus		125,000
Options to purchase common stock		1,000,000
Strike price		$ 0.20
Subsequent Event [Member] | Tierney Employment Agreement [Member] | Common Stock [Member] | Mr. Tierney [Member]
Subsequent Event [Line Items]
Restricted common stock issued		25,000
Forecast [Member]
Subsequent Event [Line Items]
Guaranteed payment								$ 750,000		$ 750,000
Sales revenue	$ 1,500,000